As filed with the Securities and Exchange Commission on February 26, 2009

File No. 33-5852

File No. 811-4676

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 66	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 68	☒

HARBOR FUNDS

(Exact name of Registrant as Specified in Charter)

111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606

(Address of Principal Executive Offices)

(312) 443-4400

(Registrant’s Telephone Number, including Area Code)

DAVID G. VAN HOOSER Harbor Funds 111 South Wacker Drive—34th Floor Chicago, Illinois 60606	CHRISTOPHER P. HARVEY, ESQ. Wilmer Cutler Pickering Hale and Dorr LLP 60 State Street Boston, Massachusetts 02109

(Name and address of Agents for Service)

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b)	☒ on March 31, 2009 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment (“PEA”) No. 66 to the Registration Statement for Harbor Funds (the “Registrant”) is being filed for the purpose of delaying the effectiveness of PEA No. 61, solely with respect to the Harbor Special Opportunities Fund, which was filed pursuant to Rule 485(a)(2) on December 10, 2008 for the purpose of establishing the Harbor Special Opportunities Fund as a new series of the Registrant. PEA No. 61 was scheduled to become effective on March 1, 2009. Accordingly, the contents of PEA No. 61 consisting of Part A (the Harbor Special Opportunities Prospectus), Part B (the Harbor Funds Statement of Additional Information), and Part C (Other Information), including Exhibits, are incorporated by reference in their entirety into this filing.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, the State of Illinois, on the 26th day of February 2009.

HARBOR FUNDS

By:	/S/ DAVID G. VAN HOOSER
David G. Van Hooser Chairman, President and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/S/ DAVID G. VAN HOOSER David G. Van Hooser	Chairman, President and Trustee (Principal Executive Officer)	February 26, 2009

/S/ ANMARIE S. KOLINSKI Anmarie S. Kolinski	Treasurer (Principal Financial and Accounting Officer)	February 26, 2009

/S/ HOWARD P. COLHOUN* Howard P. Colhoun	Trustee	February 26, 2009

/S/ JOHN P. GOULD* John P. Gould	Trustee	February 26, 2009

/S/ RODGER F. SMITH* Rodger F. Smith	Trustee	February 26, 2009

/S/ RAYMOND J. BALL* Raymond J. Ball	Trustee	February 26, 2009

*	Executed by David G. Van Hooser pursuant to a power of attorney filed with Post-Effective Amendment No. 56.